Cash Flow Detail - Investing Activities, Proceeds and Payments on Companies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 81	€ 1,723	€ 29
Payments on investments in companies, net of cash and cash equivalents acquired	(79)	(12)	(3)
Axonix Ltd and Telefonica Digital Inc.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	0	29
Seguos de Vida y Pensiones Antares
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	151	0
Telefónica Moviles Guatemala
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	270	0
Telefonía Celular de Nicaragua, S.A.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	342	0
Telefónica Móviles Panamá, S.A.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	519	0
Data Centers
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	0	515	0
Telefónica Centroamericana Inversiones, S.L.
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	71	(83)	0
Other companies
Continuing And Discontinued Operations [Line Items]
Proceeds on disposals of companies, net of cash and cash equivalents disposed	€ 10	€ 9	€ 0